RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

(1) Due from related parties

Due from related parties consist of mainly rent receivables from the following:

	As of	As of
	June 30, 2023	June 30, 2022

Linsun	$87,430	$77,964
Dogness Network	-	7,340
Dogness Technology	-	20,099
Total	$87,430	$105,403

(2) Due to related parties

Due to related parties consist of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Mr. Silong Chen	$80,327	$130,468
Dogness Technology	5,516	-
Total	$85,843	$130,468

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

(3) Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s long-term bank loans. (See Note 8).

(4) Sales to related parties

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
Name	2023	2022	2021
Dogness Network	$1,543,979	$1,806,732	$1,207,686
Dogness Technology	156,194	405,847	-
Total	$1,700,173	$2,212,579	$1,207,686

Cost of revenue associated with the sales to these related parties amounted to $1,162,314 $1,301,180 and $663,742 for the years ended June 30, 2023, 2022 and 2021, respectively.

(5) Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Accounts receivable - related parties:
Dogness Network	$1,133,092	$1,036,476
Dogness Technology	139,292	58,379
Total	$1,272,384	$1,094,855

As of June 30, 2023, total accounts receivable from related parties amounted to $1,272,384, of which $164,807 has been collected as of August 2023.

(6) Advance to supplier- related party

Advance to supplier from related party consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Advance to supplier - related party:
Linsun	$239,729	$-
Total	$239,729	$-

(7) Accounts payable to related party

Accounts payableto related party consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Accounts payable - related party
Linsun	$-	$393,625
Total	$-	$393,625

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

(8) Purchase from related parties

During the years ended June 30, 2023, 2022 and 2021, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $565,548, $3,199,833 and $3,015,442 for the years ended June 30, 2023, 2022 and 2021, respectively.

(9) Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the year ended June 30, 2023, 2022 and 2021, the Company recorded rent income of $434,625, $462,210 and $300,511 as other income through leasing the manufacturing facilities to Linsun, respectively.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years. This lease agreement was terminated in October, 2022. For the years ended June 30, 2023, 2022 and 2021, the Company recorded rent income of $10,952, $78,251 and $52,796 as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to $1,726. For the years ended June 30, 2023, 2022 and 2021, the Company recorded rent income of $1,584, $1,706 and $1,661 as other income through leasing the manufacturing facilities to Dogness Technology.